Income Tax - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ (3,683)	$ (6,399)	$ (6,257)
Deferred	(6,528)	(1,786)	(629)
Tax expense related to the current year	$ (10,211)	$ (8,185)	$ (6,886)